Description of Business, History and Summary of Significant Policies: Comprehensive Loss (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Comprehensive Loss

Comprehensive Loss

Total comprehensive loss represents the net change in stockholders' equity during a period from sources other than transactions with stockholders and as such, includes net loss. For the Company, the components of other comprehensive loss are the changes in the cumulative foreign currency translation adjustments.